UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20519
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __12/31/99__________

Check Here if Amendment [  ]; Amendment Number: _____________________
  This Amendment (Check only one.):		[  ] is a restatement
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wilbanks, Smith & Thomas Asset Management, Inc.
Address:	One Commercial Place________________________
		Suite 1450  _________________________________
		Norfolk, VA 23510___________________________

Form 13F File Number:	28-5226___

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		L. Norfleet Smith, Jr. ________________
Title:		Principal/Director of Operations________
Phone:		(757) 623-3676 _____________________

Signature, Place, and Date of Signing:
	________________	______Norfolk, VA______		_  01/27/2000__
	     [Signature]	[City, State]			      [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.	(Check here if all holdings of this reporting manager
    are reported in this report.)
[ ] 13F 	NOTICE	(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.	(Check here if a portion of the holdings for this
    reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	_____0______

Form 13F Information Table Entry Total:	____152_____

Form 13F Information Table Value Total: $__720189___
					 (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Standard Comercial Sub Deb Con CONV             853258aa9        5    10000 PRN      SOLE                    10000
AICI Capital Trust 9% Pfd.     PFD              001338201      825    59495 SH       SOLE                    59495
AT&T Capital Corp. Qtly Pfd. 8 PFD              00206j308     3453   151345 SH       SOLE                   151345
Abn Amro Capital Fund II 7.125 PFD              00371t206     1023    51650 SH       SOLE                    51650
Armstrong World Prd. 7.45%     PFD              042476606      407    20000 SH       SOLE                    20000
Bear Stearns Cap Tr II 7.50% ( PFD              07383j209      630    30000 SH       SOLE                    30000
Bellsouth Cap Fund             PFD              079857207      222    10000 SH       SOLE                    10000
Conseco Financial Trust V 8.70 PFD              20847d205      455    22700 SH       SOLE                    22700
EDF London Cap 8.625% Pfd. Ser PFD              268316205      389    16900 SH       SOLE                    16900
Hartford Capital II Series B Q PFD              416320208      213     9200 SH       SOLE                     9200
Lehman Bros Cap. Trust II  7.8 PFD              52518g209      815    40000 SH       SOLE                    40000
Lincoln National Capital Pfd.  PFD              53417p209      820    40000 SH       SOLE                    40000
MediaOne Financing Pfd B       PFD              583938204      277    11800 SH       SOLE                    11800
Motorola Capital Trust I 6.68% PFD              620074203      636    32000 SH       SOLE                    32000
NB Capital Trust (BAC) 7.84%   PFD              628956203     5388   246315 SH       SOLE                   246315
Nova Chemicals Corp. 9.04% (01 PFD              66977w307      604    30000 SH       SOLE                    30000
PWG Capital Trust I  8.30% (12 PFD              69366e201      497    22400 SH       SOLE                    22400
Public Storage Pfd 8.25%       PFD              74460d760      768    38875 SH       SOLE                    38875
Southern Co. 7.75% Pfd. A      PFD              84258t208      366    16780 SH       SOLE                    16780
TCI 8.72% pf.                  PFD              872285200     6462   255933 SH       SOLE                   255933
Talisman Energy 9% Pfd Ser 2/1 PFD              87425e400      420    20000 SH       SOLE                    20000
Textron Capital I 7.92% (02/09 PFD              883198202      645    30000 SH       SOLE                    30000
US Bancorp Pfd. 7.2%           PFD              90332m200      336    17000 SH       SOLE                    17000
Unionbancal Finance Tr I 7.375 PFD              90905q109      600    30000 SH       SOLE                    30000
ACNielsen Corp.                COM              004833109     3581   145440 SH       SOLE                   145440
ADC Telecommunications         COM              000886101      392     5400 SH       SOLE                     5400
AFLAC Inc                      COM              001055102    16530   350306 SH       SOLE                   350306
ALLTEL Corp                    COM              020039103     2929    35420 SH       SOLE                    35420
AT&T Corp                      COM              001957109     9639   189704 SH       SOLE                   189704
Abbott Laboratories            COM              002824100      866    23851 SH       SOLE                    23851
Aegon N. V. Ord.               COM              007924103     1210    12668 SH       SOLE                    12668
America  Online Inc            COM              02364j104     1001    13190 SH       SOLE                    13190
American Express               COM              025816109    10880    65442 SH       SOLE                    65442
American Home Products         COM              026609107      543    13827 SH       SOLE                    13827
American Intl Group            COM              026874107    20003   184996 SH       SOLE                   184996
Analog Devices                 COM              032654105      604     6500 SH       SOLE                     6500
Applied Materials              COM              038222105      310     2445 SH       SOLE                     2445
Atlantic Richfield             COM              048825103      242     2800 SH       SOLE                     2800
BB&T Corporation               COM              054937107     3851   140667 SH       SOLE                   140667
BP Amoco PLC-Spons ADR         COM              055622104      494     8332 SH       SOLE                     8332
Bank of America Corp.          COM              060505104    12459   248244 SH       SOLE                   248244
Bell Atlantic                  COM              077853109     1033    16774 SH       SOLE                    16774
BellSouth Corp                 COM              079860102      729    15582 SH       SOLE                    15582
Berkshire Hathaway Class B     COM              084670207      311      170 SH       SOLE                      170
Bristol Myers Squibb           COM              110122108     6934   108024 SH       SOLE                   108024
Broadwing Inc                  COM              111620100      203     5500 SH       SOLE                     5500
CCB Financial                  COM              124875105    10192   233969 SH       SOLE                   233969
COMPAQ Computers               COM              204493100      429    15844 SH       SOLE                    15844
CVS Corp                       COM              126650100    14161   355130 SH       SOLE                   355130
Carnival Corp 'A               COM              143658102     5405   113040 SH       SOLE                   113040
Cenit Bancorp Inc              COM              15131w109      479    27681 SH       SOLE                    27681
Centura Banks Inc              COM              15640t100      254     5767 SH       SOLE                     5767
Charles Schwab Corp            COM              808513105     1289    33700 SH       SOLE                    33700
Chase Manhattan Corp           COM              16161a108     4119    53015 SH       SOLE                    53015
Chevron Corp                   COM              166751107      523     6038 SH       SOLE                     6038
Circuit City Stores Inc        COM              172737108      252     5600 SH       SOLE                     5600
Cisco Systems                  COM              17275r102      944     8809 SH       SOLE                     8809
Citigroup                      COM              172967101     9341   167743 SH       SOLE                   167743
Coca Cola Company              COM              191216100     1334    22904 SH       SOLE                    22904
Colgate Palmolive Co           COM              194162103    14576   224253 SH       SOLE                   224253
Computer Associates Intl. Inc. COM              204912109     4590    65635 SH       SOLE                    65635
Computer Sciences              COM              205363104      364     3850 SH       SOLE                     3850
Cox Communications Inc         COM              224044107     2130    41350 SH       SOLE                    41350
Dell Computer Corp.            COM              247025109     1726    33845 SH       SOLE                    33845
Disney (Walt) Co.              COM              254687106    10139   346649 SH       SOLE                   346649
Dollar Tree Stores             COM              256747106    19588   404390 SH       SOLE                   404390
Du Pont E.I. De Nemours and Co COM              263534109      689    10466 SH       SOLE                    10466
Duke Energy Corp.              COM              264399106      260     5181 SH       SOLE                     5181
EMC Corp.                      COM              268648102     1375    12590 SH       SOLE                    12590
Eli Lilly                      COM              532457108      624     9390 SH       SOLE                     9390
Enron Corp.                    COM              293561106      390     8800 SH       SOLE                     8800
Equifax, Inc                   COM              294429105      380    16129 SH       SOLE                    16129
Ericsson L M Tel Co Cl B ADS   COM              294821400      279     4240 SH       SOLE                     4240
Exxon Mobil Corporation        COM              30231G102    14034   174196 SH       SOLE                   174196
Federal Natl Mtg Assoc         COM              313586109    12948   207376 SH       SOLE                   207376
First Data Corp.               COM              319963104     6541   132650 SH       SOLE                   132650
First Union Corp               COM              337358105      341    10343 SH       SOLE                    10343
Ford Motor                     COM              345370100      266     4998 SH       SOLE                     4998
Fortune Brands (formerly Amer. COM              349631101      998    30172 SH       SOLE                    30172
GTE Corp.                      COM              362320103      475     6729 SH       SOLE                     6729
General Electric               COM              369604103    13243    85574 SH       SOLE                    85574
General Instrument Corp        COM              370120107      289     3400 SH       SOLE                     3400
Gillette Co                    COM              375766102     4835   117396 SH       SOLE                   117396
Heilig-Meyers                  COM              422893107       33    11879 SH       SOLE                    11879
Hewlett-Packard Company        COM              428236103      476     4185 SH       SOLE                     4185
Home Depot                     COM              437076102      471     6850 SH       SOLE                     6850
Honeywell International Inc.   COM              438516106    17109   296573 SH       SOLE                   296573
Intel Corporation              COM              458140100    20031   243358 SH       SOLE                   243358
International Business Machine COM              459200101     2212    20501 SH       SOLE                    20501
Internet Cable Corp            COM              46057x102      682    60000 SH       SOLE                    60000
Jefferson-Pilot Corporation    COM              475070108     2020    29592 SH       SOLE                    29592
Johnson & Johnson              COM              478160104    11919   127818 SH       SOLE                   127818
Lowe's Companies               COM              548661107    23138   387239 SH       SOLE                   387239
Lucent Technologies            COM              549463107    13461   179482 SH       SOLE                   179482
MCI WorldCom                   COM              55268b106   152583  2875530 SH       SOLE                  2875530
Manulife Financial Corp.       COM              56501R106      702    55345 SH       SOLE                    55345
Masco Corp                     COM              574599106      266    10500 SH       SOLE                    10500
McDonald's Corp.               COM              580135101    12801   317551 SH       SOLE                   317551
MediaOne Group                 COM              58440j104      223     2900 SH       SOLE                     2900
Mellon Financial Corp          COM              58551A108      269     7900 SH       SOLE                     7900
Merck & Co                     COM              589331107    16211   241282 SH       SOLE                   241282
Merrill Lynch                  COM              590188108      300     3600 SH       SOLE                     3600
Microsoft Corp                 COM              594918104     3226    27635 SH       SOLE                    27635
MidAmerican Energy Holdings Co COM              59562v107      432    12835 SH       SOLE                    12835
Minnesota Mining & Manufacturi COM              604059105      510     5210 SH       SOLE                     5210
Motorola, Inc                  COM              620076109     1885    12800 SH       SOLE                    12800
Nestle SA-ADR                  COM              641069406      273     3000 SH       SOLE                     3000
New York Times                 COM              650111107    17966   365715 SH       SOLE                   365715
Norfolk Southern Corporation   COM              655844108      372    18162 SH       SOLE                    18162
Nortel Networks Corp.          COM              656569100     3444    34095 SH       SOLE                    34095
Oracle Systems Corp            COM              68389x105    59155   527877 SH       SOLE                   527877
Parametric Technology Corp.    COM              699173100      216     8000 SH       SOLE                     8000
Pepsico Inc.                   COM              713448108    14457   410130 SH       SOLE                   410130
Pfizer, Inc.                   COM              717081103     2065    63659 SH       SOLE                    63659
Pharmacia & Upjohn             COM              716941109      960    21335 SH       SOLE                    21335
Philip Morris                  COM              718154107      242    10536 SH       SOLE                    10536
Playtex                        COM              72813p100     6365   414015 SH       SOLE                   414015
Proctor & Gamble               COM              742718109      934     8523 SH       SOLE                     8523
Providian (Formerly Capital Ho COM              74406a102     1885    20700 SH       SOLE                    20700
Qwest Communications Intl      COM              749121109     3308    76926 SH       SOLE                    76926
Resource Bankshares Corp.      COM              76121r104     1842   213534 SH       SOLE                   213534
Royal Dutch Petrol.            COM              780257804      580     9570 SH       SOLE                     9570
SBC Communications, Inc.       COM              78387g103     1081    22182 SH       SOLE                    22182
Schering-Plough Corporation    COM              806605101     6533   154179 SH       SOLE                   154179
Smithfield Foods               COM              832248108      389    16222 SH       SOLE                    16222
SouthTrust Corp                COM              844730101      446    11795 SH       SOLE                    11795
Southern Co                    COM              842587107      267    11350 SH       SOLE                    11350
Sun Microsystems               COM              866810104    22821   294703 SH       SOLE                   294703
SunTrust Banks                 COM              867914103      252     3666 SH       SOLE                     3666
Telespectrum Worldwide         COM              87951u109      736   103300 SH       SOLE                   103300
Tellabs, Inc.                  COM              879664100     1640    25545 SH       SOLE                    25545
Terayon Communications Systems COM              880775101      358     5700 SH       SOLE                     5700
Texaco Inc                     COM              881694103      363     6675 SH       SOLE                     6675
Texas Instruments              COM              882508104      354     3665 SH       SOLE                     3665
Time Warner Inc                COM              887315109    19854   274552 SH       SOLE                   274552
Tyco International, Ltd. 'New' COM              902124106    21546   552467 SH       SOLE                   552467
United Dominion Realty Tr      COM              910197102      109    11000 SH       SOLE                    11000
Viacom Inc NvtgCl B            COM              925524308      242     4000 SH       SOLE                     4000
Vodafone Airtouch PLC-SP ADR   COM              92857t107      297     6000 SH       SOLE                     6000
WLR Foods Inc                  COM              929286102       69    12000 SH       SOLE                    12000
Wachovia Corp                  COM              929771103      219     3217 SH       SOLE                     3217
Wal-Mart Stores                COM              931142103      856    12379 SH       SOLE                    12379
Warner Lambert Company         COM              934488107      521     6364 SH       SOLE                     6364
Long Call WorldCom Jan 25 (02) CALL                         -12498    -2218 SH  CALL SOLE                    -2218
Long Call WorldCom Jan 30 (02) CALL                         -24323    -4680 SH  CALL SOLE                    -4680
Baron Small Cap                COM              068278308      213 11834.751SH       SOLE                11834.751
Fidelity Contrafund            COM              316071109      280 4670.746 SH       SOLE                 4670.746
Fidelity Magellan              COM              316184100      611 4473.184 SH       SOLE                 4473.184
Janus Overseas                 COM              471023846      286 7701.507 SH       SOLE                 7701.507
Strong Funds - Growth & Income COM              862917309      230 8035.220 SH       SOLE                 4017.610
Torray                         COM              891402109      364 8219.306 SH       SOLE                 8219.306
Vanguard Special Health Care   COM              921908307      244 2563.874 SH       SOLE                 1467.806